Consolidated Statements of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Interest income from related party	¥ 0	$ 0	¥ 0	¥ 3,414,795
Loan facilitation income and other related income [member]
Revenues from related party	0	0	0	14,047,015
After-market services income [member]
Revenues from related party	¥ 0	$ 0	¥ 0	¥ 881,334